Investment Property (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment Property,
Balance, beginning of year	$ 31,850	$ 34,430
Change in fair value during the year	554	49
Disposals	(1,232)	(2,643)
Currency translation adjustments	368	14
Balance, end of year	$ 31,540	$ 31,850